Note 5 - Accounting Policies and New Standards Adopted - Standards and Interpretations That Are Issued (Details) - CAD ($) $ in Thousands	Sep. 30, 2018	Apr. 01, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Customer acquisition costs	$ 60,501	$ 43,152	$ 31,852
Customer acquisition costs	$ 41,117	$ 34,162	$ 17,101